Equity (Details) - Ordinary shares € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 Vote $ / shares shares	Dec. 31, 2017 $ / shares
Equity
Par value per share | $ / shares		$ 0	$ 0
Shares issued (in shares)		3,720,000
Shares outstanding (in shares)		3,720,000
Number of votes | Vote		1
Maximum authorized share capital | €	€ 1,860